SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

29   SUBSEQUENT EVENTS

a)	Acquisition of Beijing 15

In February 2021, the Company entered into share purchase agreements to acquire all equity interests in a target group, which owns a data center (Beijing 15, formerly known as Beijing 14) in Beijing, China, from third parties. The cash consideration will be determined from the estimated total enterprise value of RMB4,330,000 (including contingent portion related to future performance), deducting assumed liabilities (net of certain receivables) on the target group’s financial position and any capital expenditure to be incurred on the closing date. The completion of the acquisition is subject to the fulfilment of certain customary closing conditions.

b)	Acquisition of Shenzhen 8

In March 2021, the Company entered into a share purchase agreement to acquire all equity interests in a target company, which owns a data center project (Shenzhen 8) in Shenzhen, Guangdong Province, China, from a third party for an estimated purchase price of RMB89,773, which includes contingent considerations of RMB35,909 and is subject to adjustment depending on the target company’s financial position on the closing date. The completion of the acquisition is subject to the fulfilment of certain customary closing conditions.

c)	Acquisition of Tianjin 1

In February 2021, the Company entered into a share purchase agreement to acquire 65% equity interest in a target group which owns a data center project (Tianjin 1) in Tianjin, China from 3rd parties for an estimated aggregate purchase price of RMB133,060, subject to adjustment depending on the target group’s financial position on the closing date. The completion of the acquisition is subject to the fulfilment of certain customary closing conditions.

d)	New project loan facilities

From January 1 to April 9, 2021, four of the subsidiaries of the Company entered into various facility agreements with various third-party banks for a total amount of RMB944,000 with various maturity dates.